Material Accounting Policies - Schedule Of Accounting Policy For Financial Instruments (Detail)	12 Months Ended
Dec. 31, 2023
Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, classified under IFRS 9	Amortized cost
Amounts receivables [Member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, classified under IFRS 9	Amortized cost
Accounts Payable And Accrued Liabilitites [Member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, classified under IFRS 9	Amortized cost
Convertible debentures [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, classified under IFRS 9	FVTPL
Marketable Securities [Member] | Financial assets measured at fair value through other comprehensive income, category
Disclosure of detailed information about financial instruments [line items]
Financial instruments, classified under IFRS 9	FVTOCI